Long-Term Debt and Other Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Annual Principal Payments [Abstract]
December 31, 2021	$ 20,412
Total	173,289	$ 185,509
Long-Term Debt and Other Financial Liabilities [Member]
Annual Principal Payments [Abstract]
December 31, 2021	20,412
December 31, 2022	82,216
December 31, 2023	32,471
December 31, 2024	9,032
Thereafter	29,158
Total	$ 173,289